Annual Total Returns - BLACKROCK ADVANTAGE GLOBAL FUND, INC. (Class K) [BarChart] - Class K - BLACKROCK ADVANTAGE GLOBAL FUND, INC. - Class K	Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	18.72%
Annual Return 2011	(10.48%)
Annual Return 2012	16.96%
Annual Return 2013	35.93%
Annual Return 2014	0.89%
Annual Return 2015	(5.58%)
Annual Return 2016	8.04%
Annual Return 2017	23.89%
Annual Return 2018	(11.44%)
Annual Return 2019	25.93%